COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 26, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note K

Commitments and Contingencies

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 26, 2014, to make purchases, assuming current price levels, as follows:

(in thousands)
2015	$ 1,835,647
2016	1,030,108
2017	724,621
2018	645,355
2019	533,539
Later Years	782,191
Total	$ 5,551,461

Purchases under these contracts for fiscal 2014, 2013, and 2012 were $2.2 billion, $2.0 billion, and $2.0 billion, respectively.

The Company has noncancelable operating lease commitments on facilities and equipment at October 26, 2014, as follows:

(in thousands)
2015	$ 9,387
2016	4,286
2017	2,451
2018	1,274
2019	977
Later Years	1,619
Total	$ 19,994

The Company expensed $21.1 million, $21.6 million, and $21.6 million for rent in fiscal 2014, 2013, and 2012, respectively.

The Company has commitments to expend approximately $91.3 million to complete construction in progress at various locations as of October 26, 2014.

The Company also has purchase obligations that are not reflected in the consolidated statements of financial position, representing open purchase orders and contracts related to the procurement of materials, supplies, and various services. As of October 26, 2014, commitments related to those purchase orders, and all known contracts exceeding $1.0 million, are shown below. The Company primarily purchases goods and services on an as-needed basis and therefore, amounts in the table represent only a portion of expected future cash expenditures.

(in thousands)
2015	$ 403,459
2016	25,835
2017	31,855
2018	35,350
2019	28,725
Later Years	10,019
Total	$ 535,243

As of October 26, 2014, the Company has $41.7 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers compensation programs. However, that amount also includes revocable standby letters of credit totaling $3.5 million for obligations of an affiliated party that may arise under workers compensation claims. Letters of credit are not reflected in the Company’s consolidated statements of financial position.

The Company is involved on an ongoing basis in litigation arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.